Construction Loan Payable - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Aug. 23, 2017
Disclosure of construction loan payable [line items]
Term of loan	The term of the loan is two years, with the borrower's option to extend for another twelve months.
Land [member] | Construction loans [member]
Disclosure of construction loan payable [line items]
Book value of property pledged as guarantee	$ 1,558
Peace Naturals [member] | Romspen Investment Corporation [member] | Construction loans [member]
Disclosure of construction loan payable [line items]
Maximum amount of funds that could be drawn by the entity		$ 40,000
Borrowings interest rate		12.00%
Peace Naturals [member] | Romspen Investment Corporation [member] | Construction loans [member] | Top of range [member]
Disclosure of construction loan payable [line items]
Maximum amount of funds that could be drawn by the entity		$ 35,000
Appraisal value of property		$ 8,000